VENDOR CONCENTRATIONS	12 Months Ended
Dec. 31, 2024
Vendor Concentrations
VENDOR CONCENTRATIONS

NOTE 10. VENDOR CONCENTRATIONS

As of December 31, 2024, the Company had three major vendors that accounted for approximately 79% and $4,052,989 of accounts payable at year end. As of December 31, 2023, the Company had one major vendor that accounted for approximately 64% and $3,118,364 of accounts payable at year end. The Company expects to maintain these relationships with the vendors.